Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”), include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant intercompany balances, transactions and cash flows are eliminated on consolidation.

Discontinued Operations, Policy [Policy Text Block]
Discontinued operations

A disposal of a component of an entity or a group of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations. Classification as a discontinued operations occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Where an operation is classified as discontinued, a single amount is presented on the face of the consolidated statements of operations and comprehensive income. The amount of total current assets, total non-current assets, total current liabilities and total non-current liabilities are presented separately on the consolidated balance sheets.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of the Company is United States Dollar. The functional currency of the subsidiaries other than the subsidiaries in the PRC is Hong Kong dollar. The subsidiaries in the PRC have their local currency, Renminbi, as their functional currencies.

In the individual financial statements of the consolidated entities, foreign currency transactions are translated into the functional currency of the individual entity using the exchange rates prevailing at the dates of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the reporting date retranslation of monetary assets and liabilities are recognized in the consolidated statement of income. Aggregate net foreign currency transaction gain (loss) were HK$1,564, HK$3,670 and (HK$4,004) for the years ended December 31, 2015, 2016 and 2017, respectively.

Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined and are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

In the consolidated financial statements, all individual financial statements originally presented in a currency different from the Company’s reporting currency have been converted into Hong Kong dollars. Assets and liabilities have been translated into Hong Kong dollars at the closing rates at the reporting date. Income and expenses have been converted into the Hong Kong dollars at the exchange rates ruling at the transaction dates, or at the average rates over the reporting period provided that the exchange rates do not fluctuate significantly. Any differences arising from this procedure have been recognized in other comprehensive income and accumulated separately in the shareholders’ equity.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with the US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates relate to allowances for doubtful accounts, inventory valuation, useful lives of property, plant and equipment, valuation allowance for deferred tax assets and contingencies. Actual results could differ from those estimates made by management.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand and demand deposits with banks with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value.

Premiums Receivable, Allowance for Doubtful Accounts, Estimation Methodology, Policy [Policy Text Block]
Allowance for doubtful account

The Group regularly monitors and assesses the risk of not collecting amounts owed to the Group by debtors. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its debtors’ financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the debtors. Other receivables are written off if reasonable collection efforts are not successful.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at acquisition cost less accumulated depreciation and impairment losses. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	4%
Furniture, fixtures and equipment	20%-33.33%
Computer equipment	33.33%-50%
Motor vehicles	20%
Plant and machinery	20%

The assets’ estimated residual values, depreciation methods and estimated useful lives are reviewed, and adjusted if appropriate, at each reporting date.

Construction in progress represents assets in the course of construction for production or for its own use purpose. It is stated at cost less any impairment loss and is not depreciated. Cost includes direct costs incurred during the periods on construction, installation and testing plus interest charges arising from borrowings used to finance these assets during the construction period, if any. Construction in progress is reclassified to the appropriate category of property, plant and equipment and depreciation commences when the construction work is completed and the asset is ready for use.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the consolidated statement of income.

All other costs, such as repairs and maintenance are charged to the operations during the financial period in which they are incurred.

Land Use Rights Policy [Policy Text Block]
Land use rights

Land use rights are stated at fair value less accumulated amortisation and accumulated impairment losses, if any.

Cost represents consideration paid for the rights to use the land on which various plants and buildings are situated for periods of the lease. Amortisation of land use rights is calculated on a straight-line basis over the periods of the lease.

Prepaid Lease Payments and Lease Financing, Policy [Policy Text Block]
Prepaid lease payments

Upfront payments made to acquire land held under an operating lease are stated at costs less accumulated amortization and any accumulated impairment losses. The determination if an arrangement is or contains a lease and the lease is an operating lease is detailed as below. Amortization is calculated on a straight line basis over the term of the lease/right of use except where an alternative basis is more representative of the time pattern of benefits to be derived by the Group from use of the land.

Lease, Policy [Policy Text Block]	Leases Lease payments for operating leases, where substantially all of the risks and benefits remain with the lessor, are charged as expenses on a straight-line basis over the life of the lease term.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

The Group periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]	Intangible asset Intangible asset consist of acquired golf club membership. Intangible asset with an indefinite useful life is not amortized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments

The Group has no financial instruments that are measured at fair value.

The carrying amounts of cash and cash equivalents, short term bank deposits, accounts receivable and accounts payable, approximate their fair value due to the short-term maturities of such instruments.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Rental income receivable under operating leases is recognized in profit or loss in equal instalments over the periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the use of the leased assets. Lease incentives granted are recognized in profit or loss as an integral part of the aggregate net lease payments receivable.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

The Group presents comprehensive income in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220 “Comprehensive Income”. FASB ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the periods and the foreign currency translation adjustments.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and handling cost The Group did not have shipping and handling cost for the years ended December, 2015, 2016 and 2017.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740 “Income taxes”, which requires an entity to recognize deferred tax assets and liabilities using the asset and liability method. Under this method, deferred income taxes are recognized for all temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest or penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of income.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Post-retirement and post-employment benefits

The Company’s Hong Kong former subsidiaries contributed to a defined contribution retirement benefit plan under the Mandatory Provident Fund Schemes Ordinance for all of its Hong Kong employees who were eligible to participate in the Mandatory Provident Fund (“MPF”) Scheme. Contributions were made based on a percentage of the employees’ basic salaries.

The employees of The Company’s former subsidiaries which operated in the PRC were required to participate in a central pension schemes operated by the local municipal governments, respectively. PRC subsidiaries are required to contribute certain percentage of its payroll costs to the central pension scheme.

Contributions are recognized as an expense in consolidated statement of income as employees render services during the period. The Group's obligations under these plans are limited to the fixed percentage contributions payable.

Earnings Per Share, Policy [Policy Text Block]
Earning per share

Basic net income per share is computed by dividing net income available to ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share gives effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. In computing the dilutive effect of potential ordinary shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of derivative securities.

Dividends Policy [Policy Text Block]	Dividends Dividends are recorded in the period in which they are approved by the Company’s Board of Directors.

Segment Reporting, Policy [Policy Text Block]
Operating segment

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The executive directors are the chief operating decision maker, responsible for allocating resources and assessing performance of the Group’s various lines of geographical.

Commitments and Contingencies, Policy [Policy Text Block]
Contingencies

From time to time, the Group is subject to claims arising in the conduct of its business, including claims relating to employees and public authorities. In determining whether liabilities should be recorded for pending litigation claims, an assessment of the claims is made and the likelihood that the Group will be able to defend itself successfully against such claims is evaluated. When it is believed probable that the Group will not prevail in a particular matter, an estimate is made of the amount of liability based, in part, on advice of legal counsel.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements adopted

Going Concern: In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual report beginnings ending after December 15, 2016 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment.

In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide users with information about the ongoing trends in a reporting organization’s results from continuing operations. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The effects of the pronouncement have been reflected in the consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

Revenue from Contracts with Customers: In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenues arising from contracts with customers. Under the guidance, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. In addition, the guidance requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The guidance specifically notes that lease contracts are a scope exception. The guidance is effective for annual reporting periods, including interim periods, beginning after December 15, 2017. The Company adopted the guidance effective January 1, 2018. The adoption will not have a significant impact on the consolidated financial statements and the related footnotes.

Recognition and Measurement of Financial Assets and Financial Liabilities: In January 2016, the FASB issued ASU 2016-01—Recognition and Measurement of Financial Assets and Financial Liabilities. The amendment addresses various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. This amendment will be effective for the interim and annual period beginning after December 31, 2017. Early adoption by public entities is permitted only for certain provisions. The Company is currently in the process of evaluating the impact of adoption of this ASU on the Company's consolidated financial statements.

Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. The Company is currently evaluating the impact of the adoption of the new lease accounting guidance on its consolidated financial statements.

Cash Flows: In August 2016, FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The guidance is effective for annual reporting periods, including interim periods, beginning after December 15, 2017. The guidance requires application using a retrospective transition method. The Company early adopted the guidance effective December 31, 2017. The adoption of the guidance requires the classification of cash payments for debt prepayments or extinguishment costs (including third-party costs, premiums paid, and other fees paid to lenders) as financing activities in the Company’s statement of cash flows. The adoption will not have a significant impact on the consolidated statement of cash flows.

Cash Flows: In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) to require amounts generally described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments are effective January 1, 2019, and for interim periods within that year. Early adoption is permitted. The Company will adopt ASU 2016-18 in its future consolidated financial statements.